Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Valuation allowances	$ 220	$ 200
Increase (decrease) in valuation allowance	20	(7)
Income from foreign sources	762
Income from domestic sources	605
Undistributed earnings of foreign subsidiaries	1,900
Unrecognized tax benefits	82
Decrease in unrecognized tax benefits	9
Income tax penalties and interest accrued	29	23
Income tax penalties and interest expense	4	3	$ (1)
Due to former parent upon receipt from IRS	5	5
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance	$ 68	$ 90	96
Foreign Tax Credit Carryforwards
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance			$ (17)